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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      April 20, 2010
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $236,946 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
03-31-2010


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    11,706     453,029 SH           Sole                  453,029
Alcoa Inc                       COM     013817101     2,960     207,875 SH           Sole                  207,875
Allstate Corp.                  COM     020002101     6,380     197,475 SH           Sole                  197,475
AmEagleOutfittersInc            COM     02553E106     1,015      54,780 SH           Sole                   54,780
AnnalyCapMgmtIncREIT            COM     035710409     7,168     417,230 SH           Sole                  417,230
ArcherDanielsMidland            COM     039483102     7,240     250,535 SH           Sole                  250,535
Bank of America Corp.           COM     060505104     5,358     300,163 SH           Sole                  300,163
Black Box Corporation           COM     091826107     5,315     172,786 SH           Sole                  172,786
Boeing Company                  COM     097023105    10,819     149,000 SH           Sole                  149,000
Carlisle Companies Inc          COM     142339100     3,586      94,110 SH           Sole                   94,110
Caterpillar Inc                 COM     149123101       869      13,820 SH           Sole                   13,820
ConocoPhillips                  COM     20825c104     5,444     106,400 SH           Sole                  106,400
Cullen Frost Bankers            COM     229899109     5,054      90,576 SH           Sole                   90,576
Cynosure, Inc Cl A              COM     232577205       169      15,000 SH           Sole                   15,000
Dover Corporation               COM     260003108    10,591     226,535 SH           Sole                  226,535
Dow Chemical Co                 COM     260543103     5,412     183,020 SH           Sole                  183,020
Emcore Corporation              COM     290846104        60      50,000 SH           Sole                   50,000
Ener Conv Devices Inc           COM     292659109       757      96,766 SH           Sole                   96,766
Enzo Biochem Inc.               COM     294100102       331      55,001 SH           Sole                   55,001
Fidelity National Finl          COM     31620R105     2,836     191,375 SH           Sole                  191,375
Gannett Company Inc             COM     364730101     6,583     398,500 SH           Sole                  398,500
Genworth Financial Inc          COM     37247D106     1,934     105,440 SH           Sole                  105,440
Granite Construction Inc        COM     387328107     1,611      53,310 SH           Sole                   53,310
Home Depot Inc                  COM     437076102     5,644     174,480 SH           Sole                  174,480
IBM Corporation                 COM     459200101     9,877      77,015 SH           Sole                   77,015
JC Penney Co Inc                COM     708160106     1,461      45,400 SH           Sole                   45,400
Johnson & Johnson               COM     478160104     2,069      31,740 SH           Sole                   31,740
Lincoln National Corp.          COM     534187109     1,733      56,459 SH           Sole                   56,459
Marsh & McLennan                COM     571748102    10,949     448,365 SH           Sole                  448,365
Medtronic Inc.                  COM     585055106     2,340      51,960 SH           Sole                   51,960
Northrop Grumman Corp           COM     666807102     1,571      23,955 SH           Sole                   23,955
PPG Industries Inc              COM     693506107     3,844      58,775 SH           Sole                   58,775
Southern Union Co               COM     844030106     6,528     257,325 SH           Sole                  257,325
Staples Inc                     COM     855030102     3,038     129,785 SH           Sole                  129,785
Technitrol Inc                  COM     878555101     3,807     720,995 SH           Sole                  720,995
US Natural Gas Fd ETF           COM     912318102       760     110,000 SH           Sole                  110,000
Verizon Comm. Inc.              COM     92343V104     8,148     262,675 SH           Sole                  262,675
Wal-Mart Stores Inc             COM     931142103     6,104     109,790 SH           Sole                  109,790
Western Union Co/The            COM     959802109       775      45,700 SH           Sole                   45,700
Barclays Plc ADR                ADR     06738E204     5,397     248,125 SH           Sole                  248,125
Canon Inc ADR                   ADR     138006309     1,837      39,747 SH           Sole                   39,747
Ensco Plc ADS                   ADR     29358Q109     2,430      54,259 SH           Sole                   54,259
Ingersoll-Rand PLC              ADR     G47791101     6,283     180,190 SH           Sole                  180,190
Nintendo Co., Ltd ADR           ADR     654445303    10,626     253,775 SH           Sole                  253,775
Nippon Telgrph&Telphn           ADR     654624105    11,050     525,700 SH           Sole                  525,700
Nokia Corporation               ADR     654902204     9,044     581,980 SH           Sole                  581,980
Novartis AG                     ADR     66987V109     3,922      72,500 SH           Sole                   72,500
RenaissanceRe HlgLtd            ADR     G7496G103     4,882      86,020 SH           Sole                   86,020
Teva Phrm Ind Ltd ADR           ADR     881624209     3,751      59,470 SH           Sole                   59,470
XL Capital Ltd.                 ADR     G98255105     4,499     238,022 SH           Sole                  238,022
Alliance Wrldwide Priv          MF      01879X103       280      19,580 SH           Sole                   19,580
MrgnStnly AsiaPacific Fd        MF      61744U106       564      37,000 SH           Sole                   37,000
MrgnStnly India Invst Fd        MF      61745C105       432      18,500 SH           Sole                   18,500
Phoenix Group Hldgs             INTL      B2QBR87       102      10,000 SH           Sole                   10,000


REPORT SUMMARY                   54 DATA RECORDS       $236,946        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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